Intangible Assets and Goodwill - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Indefinite Lived And Finite Lived Intangible Assets [Line Items]
Indefinite-lived intangibles	$ 63,999	$ 63,996
Goodwill	13,102	11,424
Total	79,217	78,949
FCC Licenses
Indefinite Lived And Finite Lived Intangible Assets [Line Items]
Indefinite-lived intangibles	63,266	63,266
Trade Name
Indefinite Lived And Finite Lived Intangible Assets [Line Items]
Indefinite-lived intangibles	733	730
Programming Contract
Indefinite Lived And Finite Lived Intangible Assets [Line Items]
Definite-lived intangible assets	220	514
Customer List
Indefinite Lived And Finite Lived Intangible Assets [Line Items]
Definite-lived intangible assets	$ 1,896	$ 3,015